Summary of agent compensation outstanding options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Options, outstanding	17,250,000
Remaining contractual life (years)	3 years 2 months 23 days
Agent Compensation Options [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.09
Options, outstanding	2,509,586
Remaining contractual life (years)	2 years 2 months 8 days
Expiry date	March 10, 2024